Investment Strategy	Jun. 23, 2025
Prospectus [Line Items]
Strategy [Heading]	Effective immediately, the following disclosure is added to the end of the first paragraph of the “Principal Investment Strategies – Options Strategies” section in each “Fund Summary” within the statutory prospectus, and each Fund’s summary prospectus:
NestYield Total Return Guard ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may also purchase out-of-the-money long call options, which may be uncovered, on companies that the Sub-Adviser believes may have potential for near term price appreciation. Companies are selected based on the same approach used by the Sub-Adviser to select the Fund’s equity portfolio.

NestYield Dynamic Income ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may also purchase out-of-the-money long call options, which may be uncovered, on companies that the Sub-Adviser believes may have potential for near term price appreciation. Companies are selected based on the same approach used by the Sub-Adviser to select the Fund’s equity portfolio.

NestYield Visionary ETF
Prospectus [Line Items]
Strategy Narrative [Text Block]

The Fund may also purchase out-of-the-money long call options, which may be uncovered, on companies that the Sub-Adviser believes may have potential for near term price appreciation. Companies are selected based on the same approach used by the Sub-Adviser to select the Fund’s equity portfolio.